Cash - Schedule of Cash in the Consolidated Statements of Financial Position (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash in the Consolidated Statements of Financial Position [Abstract]
Cash at banks	$ 765,099	$ 467,235
Cash in transit	71,808
Cash in the consolidated statements of financial position	$ 836,907	$ 467,235